Financial Assets at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets at Amortized Cost
Schedule of financial assets at amortized cost

	December 31,	December 31,
	2021	2022

	(in thousands)

Time deposit with original maturities more than three months	$26,013	8,314